SHARE- BASED COMPENSATION (Schedule of Restricted Stock Units activity) (Details) - Restricted Stock Units [Member]	6 Months Ended
	Jun. 30, 2025 USD ($) Shares	Jun. 30, 2024 USD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Outstanding | Shares	19,806	41,420
Number of RSUs, Granted | Shares	0	1,300
Number of RSUs, Vested | Shares	(4,991)	(7,127)
Number of RSUs, Forfeited | Shares	(2,135)	(112)
Number of RSUs, Outstanding | Shares	12,680	35,481
Weighted average grant date fair value Outstanding | $	$ 11.87	$ 12.4
Weighted average grant date fair value Granted | $	0	9.7
Weighted average grant date fair value Vested | $	15.7	14.8
Weighted average grant date fair value Forfeited | $	12	7.5
Weighted average grant date fair value Outstanding | $	$ 10.4	$ 11.8